Further Detail of Profit or Loss	12 Months Ended
Dec. 31, 2017
Further Detail Of Profit Or Loss
Further detail of profit or loss

Note 15 – Further detail of profit or loss

	For the year ended December 31
	2015		2016		2017
	Thousand NIS		Thousand NIS		Thousand NIS
A. Research and development expenses, net
Payroll	11,268		21,589		26,711
Materials	2,299		6,119		6,637
Subcontractors	7,696		1,179		542
Patent registration	238		130		206
Depreciation	242		683		1,591
Rental fees and maintenance	814	(*)	1,485	(*)	2,967
Other	378		1,453		875
	22,935		32,638		39,529
Less – Development expenditure capitalized as intangible and tangible assets	(11,463)		(16,273)		-
Less – government grants	(383)		(840)		(582)
	11,089		15,525		38,947

B. Sales and marketing expenses
Payroll	1,458		2,873		5,387
Marketing and advertising	386		737		1,377
Rental fees and maintenance	64		80		214
Travel abroad	8		174		845
Depreciation	-		-		36

	1,916	(*)	3,864	(*)	7,859

C. General and administrative expenses
Payroll	1,750	(*)	3,156	(*)	2,741
Fees	108		174		245
Professional services	4,139	(*)	6,183	(*)	5,255
Directors pay	2,643		2,850		1,773
Office expenses	315		887		1,014
Travel abroad	253	(*)	568	(*)	308
Rental fees and maintenance	-		-		301
Other	163	(*)	842		464
	9,371		14,660		12,101

D. Finance income
Exchange rate differences	95		695		-
Revaluation of liability in respect of government grants	-		-		366
Revaluation of derivative instruments	1,434		-		-
	1,529		695		366
Finance expense
Interest on controlling shareholders loans	25		-		-
Exchange rate differences	-		-		3,201
Bank fees	43		113		100
Revaluation of liability in respect of government grants	77		438		-
	145		551		3,301

*Reclassified- see note 1.D.